Pension and Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2012
Pension and Postretirement Benefit Plans
Pension and Postretirement Benefit Plans

NOTE 10. Pension and Postretirement Benefit Plans

3M has company-sponsored retirement plans covering substantially all U.S. employees and many employees outside the United States. In total, 3M has over 70 plans in 25 countries. Pension benefits associated with these plans generally are based on each participant's years of service, compensation, and age at retirement or termination. The U.S. defined-benefit pension plan was closed to new participants effective January 1, 2009. The Company also provides certain postretirement health care and life insurance benefits for substantially all of its U.S. employees who reach retirement age while employed by the Company. Most international employees and retirees are covered by government health care programs. The cost of company-provided postretirement health care plans for international employees is not material and is combined with U.S. amounts in the tables that follow.

The Company also sponsors employee savings plans under Section 401(k) of the Internal Revenue Code. These plans are offered to substantially all regular U.S. employees. Effective January 1, 2010, substantially all Company contributions to the plans are made in cash. During 2008 the Board of Directors approved various changes to the employee savings plans. For substantially all employees hired prior to January 1, 2009, employee 401(k) contributions of up to 6% of eligible compensation are matched at rates of 60% or 75%, depending on the plan the employee participated in. Employees hired on or after January 1, 2009 receive a cash match of 100% for employee 401(k) contributions of up to 6% of eligible compensation and also receive an employer retirement income account cash contribution of 3% of the participant's total eligible compensation. All contributions are invested in a number of investment funds pursuant to their elections. U.S. expenses related to employer contributions to these plans were $124 million, and $109 million and $97 million for 2012, 2011 and 2010, respectively. Various international countries also participate in defined contribution plans. International expenses related to employer contributions to these plans were $58 million, $54 million and $36 million for 2012, 2011 and 2010, respectively.

The Company's defined benefit pension funding policy is to deposit with independent trustees amounts allowable by law. Trust funds and deposits with insurance companies are maintained to provide pension benefits to plan participants and their beneficiaries. There are no plan assets in the non-qualified plan due to its nature. For its U.S. postretirement health care and life insurance benefit plans, the Company has set aside amounts at least equal to annual benefit payments with an independent trustee.

In August 2006, the Pension Protection Act (PPA) was signed into law in the U.S. The PPA transition rules increased the funding target for defined benefit pension plans to 100% of the target liability by 2011. 3M's U.S. qualified defined benefit plan does not have a mandatory cash contribution because the Company has a significant credit balance from previous discretionary contributions that can be applied to any PPA funding requirements.

In the fourth quarter of 2010, the Company made further changes to its U.S. postretirement benefit plans. As a result of these changes, the Company will transition all current and future retirees to the savings account benefits-based plan announced in 2008. These changes become effective beginning January 1, 2013, for all Medicare eligible retirees and their Medicare eligible dependents and January 1, 2015, for all non-Medicare eligible retirees and their eligible dependents.

In the second quarter of 2010, 3M's Brazilian subsidiary received approval from the government in Brazil to freeze its defined benefit pension plan. Effective March 31, 2010, participants in this subsidiary's pension plan no longer accrue additional pension benefits. As a result, the Company recorded a $22 million curtailment gain in the second quarter of 2010.

In December 2011, the Company began offering a voluntary early retirement incentive program to certain eligible participants of its U.S. pension plans who meet age and years of pension service requirements. The eligible participants who accepted the offer and retired on February 1, 2012 received an enhanced pension benefit. Pension benefits were enhanced by adding one additional year of pension service and one additional year of age for certain benefit calculations. 616 participants accepted the offer and retired on February 1, 2012. As a result, the Company incurred a $26 million charge related to these special termination benefits in the first quarter of 2012.

Effective July 1, 2012, 3M Canada closed its pension plans for salaried employees to new participants. The change did not trigger a plan remeasurement and therefore there is no immediate impact to the liability and expense.

3M was informed during the first quarter of 2009 that the general partners of WG Trading Company, in which 3M's benefit plans hold limited partnership interests, are the subject of a criminal investigation as well as civil proceedings by the SEC and CFTC (Commodity Futures Trading Commission). In March 2011, over the objections of 3M and six other limited partners of WG Trading Company, the district court judge ruled in favor of the court appointed receiver's proposed distribution plan. In April 2011, the 3M benefit plans received their share under the court-ordered distribution plan. 3M and six other limited partners of WG Trading Company have appealed the court's order to the United States Court of Appeals for the Second Circuit. The benefit plan trustee holdings of WG Trading Company interests were adjusted to reflect the decreased estimated fair market value, inclusive of estimated insurance proceeds, as of the annual measurement dates. The Company has insurance that it believes, based on what is currently known, will result in the recovery of a portion of the decrease in original asset value. As of the 2012 measurement date these holdings represented less than one percent of 3M's fair value of total plan assets. 3M currently believes that the resolution of these events will not have a material adverse effect on the consolidated financial position of the Company.

The following tables include a reconciliation of the beginning and ending balances of the benefit obligation and the fair value of plan assets as well as a summary of the related amounts recognized in the Company's consolidated balance sheet as of December 31 of the respective years. 3M also has certain non-qualified unfunded pension and postretirement benefit plans, inclusive of plans related to supplement/excess benefits for employees impacted by particular relocations and other matters, that individually and in the aggregate are not significant and which are not included in the tables that follow. The obligations for these plans are included within other liabilities in the Company's consolidated balance sheet and aggregated less than $40 million as of both December 31, 2012 and 2011.

	Qualified and Non-qualified
	Pension Benefits				Postretirement
	United States		International		Benefits
(Millions)	2012	2011	2012	2011	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$14,499	$12,319	$5,332	$4,912	$2,108	$1,828
Acquisitions	11	―	26	48	―	―
Service cost	254	206	124	124	78	61
Interest cost	587	626	247	261	86	92
Participant contributions	―	―	5	5	52	56
Foreign exchange rate changes	―	―	83	(84)	(2)	(9)
Plan amendments	―	8	(7)	(31)	―	―
Actuarial (gain) loss	179	2,022	882	318	31	228
Medicare Part D Reimbursement	―	―	―	―	8	7
Benefit payments	(726)	(680)	(278)	(221)	(156)	(155)
Settlements, curtailments, special
termination benefits and other	26	(2)	―	―	―	―
Benefit obligation at end of year	$14,830	$14,499	$6,414	$5,332	$2,205	$2,108
Change in plan assets
Fair value of plan assets at
beginning of year	$12,102	$11,575	$4,643	$4,355	$1,209	$1,149
Acquisitions	8	―	―	26	―	―
Actual return on plan assets	1,645	972	463	272	149	94
Company contributions	752	237	327	280	67	65
Participant contributions	―	―	5	5	52	56
Foreign exchange rate changes	―	―	62	(74)	―	―
Benefit payments	(726)	(680)	(278)	(221)	(156)	(155)
Settlements, curtailments, special
termination benefits and other	―	(2)	―	―	―	―
Fair value of plan assets at end of year	$13,781	$12,102	$5,222	$4,643	$1,321	$1,209
Funded status at end of year	$(1,049)	$(2,397)	$(1,192)	$(689)	$(884)	$(899)

	Qualified and Non-qualified
	Pension Benefits						Postretirement
	United States				International		Benefits
(Millions)	2012		2011		2012	2011	2012		2011
Amounts recognized in the
Consolidated Balance Sheet as of
Dec. 31,
Non-current assets	$	―	$	―	$16	$40	$	―	$	―
Accrued benefit cost
Current liabilities		(43)		(41)	(8)	(8)		(4)		(4)
Non-current liabilities		(1,006)		(2,356)	(1,200)	(721)		(880)		(895)
Ending balance		$(1,049)		$(2,397)	$(1,192)	$(689)		$(884)		$(899)
Amounts recognized in accumulated
other comprehensive income as of
Dec. 31,
Net transition obligation (asset)	$	―	$	―	$(5)	$(8)	$	―	$	―
Net actuarial loss (gain)		4,679		5,623	2,458	1,858		1,028		1,171
Prior service cost (credit)		24		30	(150)	(167)		(197)		(269)
Ending balance		$4,703		$5,653	$2,303	$1,683		$831		$902

The balance of amounts recognized for international plans in accumulated other comprehensive income as of December 31 in the preceding table are presented based on the foreign currency exchange rate on that date.

The pension accumulated benefit obligation represents the actuarial present value of benefits based on employee service and compensation as of the measurement date and does not include an assumption about future compensation levels. The accumulated benefit obligation of the U.S. pension plans was $14.127 billion and $13.804 billion at December 31, 2012 and 2011, respectively. The accumulated benefit obligation of the international pension plans was $5.942 billion and $4.889 billion at December 31, 2012 and 2011, respectively.

The following amounts relate to pension plans with accumulated benefit obligations in excess of plan assets as of December 31:

	Qualified and Non-qualified Pension Plans
	United States		International
(Millions)	2012	2011	2012	2011
Projected benefit obligation	$505	$14,499	$5,122	$2,983
Accumulated benefit obligation	492	13,804	4,808	2,740
Fair value of plan assets	8	12,102	4,038	2,321

Net periodic benefit cost is recorded in cost of sales, selling, general and administrative expenses, and research, development and related expenses. Components of net periodic benefit cost and other supplemental information for the years ended December 31 follow:

Components of net periodic cost and other amounts recognized in other comprehensive income

	Qualified and Non-qualified
	Pension Benefits										Postretirement
	United States						International				Benefits
(Millions)	2012		2011		2010		2012		2011	2010	2012		2011		2010
Net periodic benefit cost (benefit)
Service cost		$254		$206		$201		$124	$124	$105		$78		$61		$55
Interest cost		587		626		638		247	261	241		86		92		88
Expected return on plan assets		(992)		(927)		(929)		(295)	(289)	(278)		(84)		(77)		(83)
Amortization of transition
(asset) obligation		―		―		―		(1)	(2)	1		―		―		―
Amortization of prior service
cost (benefit)		5		11		13		(17)	(14)	(4)		(72)		(72)		(94)
Amortization of net actuarial (gain)
loss		470		334		221		122	116	84		108		102		85
Net periodic benefit cost (benefit)		$324		$250		$144		$180	$196	$149		$116		$106		$51
Settlements, curtailments, special
termination benefits and other		26		1		―		4	2	(22)		―		―		―
Net periodic benefit cost (benefit)
after settlements, curtailments,
special termination benefits
and other		$350		$251		$144		$184	$198	$127		$116		$106		$51
Other changes in plan assets and
benefit obligations recognized in
other comprehensive (income)
loss
Transition (asset) obligation	$	―	$	―	$	―	$	―	$(2)	$(1)	$	―	$	―	$	―
Amortization of transition (asset)
obligation		―		―		―		1	2	(1)		―		―		―
Prior service cost (benefit)		―		8		―		(7)	(32)	(91)		―		―		69
Amortization of prior service cost
(benefit)		(5)		(11)		(13)		17	14	4		72		72		94
Net actuarial (gain) loss		(470)		1,976		227		707	315	104		(33)		212		89
Amortization of net actuarial (gain)
loss		(470)		(334)		(221)		(122)	(116)	(84)		(108)		(102)		(85)
Foreign currency		―		―		―		24	(17)	(19)		(1)		(2)		(1)
Total recognized in other
comprehensive (income) loss		$(945)		$1,639		$(7)		$620	$164	$(88)		$(70)		$180		$166
Total recognized in net periodic
benefit cost (benefit) and other
comprehensive (income) loss		$(595)		$1,890		$137		$804	$362	$39		$46		$286		$217

The estimated amortization from accumulated other comprehensive income into net periodic benefit cost in 2012 follows:

Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over the next fiscal year

	Qualified and Non-qualified Pension Benefits
						Postretirement
(Millions)	United States		International	Benefits
Amortization of transition (asset) obligation	$	―	$(1)	$	―
Amortization of prior service cost (benefit)		5	(17)		(66)
Amortization of net actuarial (gain) loss		399	159		96
Total amortization expected over the next fiscal year		$404	$141		$30

Other supplemental information for the years ended December 31 follows:

Weighted-average assumptions used to determine benefit obligations

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2012	2011	2010	2012	2011	2010	2012	2011	2010

Discount rate	4.14%	4.15%	5.23%	3.78%	4.58%	5.04%	4.00%	4.04%	5.09%
Compensation rate
increase	4.00%	4.00%	4.00%	3.31%	3.52%	3.59%	N/A	N/A	N/A

The Company is in the process of transitioning all current and future retirees to the savings account benefits-based plan announced in 2008. The contributions provided by the Company to the health savings accounts increase three percent per year. Therefore, the Company no longer has material exposure to health care cost inflation.

Weighted-average assumptions used to determine net cost for years ended

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2012	2011	2010	2012	2011	2010	2012	2011	2010

Discount rate	4.15%	5.23%	5.77%	4.58%	5.04%	5.30%	4.04%	5.09%	5.62%
Expected return
on assets	8.25%	8.50%	8.50%	6.38%	6.58%	6.90%	7.30%	7.38%	7.30%
Compensation rate
increase	4.00%	4.00%	4.30%	3.52%	3.59%	3.72%	N/A	N/A	N/A

The Company determines the discount rate used to measure plan liabilities as of the December 31 measurement date for the pension and postretirement benefit plans, which is also the date used for the related annual measurement assumptions. The discount rate reflects the current rate at which the associated liabilities could be effectively settled at the end of the year. The Company sets its rate to reflect the yield of a portfolio of high quality, fixed-income debt instruments that would produce cash flows sufficient in timing and amount to settle projected future benefits. Using this methodology, the Company determined a discount rate of 4.14% for pension and 4.00% for postretirement benefits to be appropriate for its U.S. plans as of December 31, 2012, which is a decrease of 0.01 percentage points and 0.04 percentage points, respectively, from the rates used as of December 31, 2011. For the international pension and postretirement plans the discount rates also reflect the current rate at which the associated liabilities could be effectively settled at the end of the year. If the country has a deep market in corporate bonds the Company matches the expected cash flows from the plan either to a portfolio of bonds that generate sufficient cash flow or a notional yield curve generated from available bond information. In countries that do not have a deep market in corporate bonds, government bonds are considered with a risk premium to approximate corporate bond yields.

For the U.S. qualified pension plans, the Company's assumption for the expected return on plan assets was 8.25% in 2012. The Company is lowering the 2013 expected return on plan assets for its U.S. pension plan by 0.25 percentage points to 8.00%. This will increase the 2013 expected pension expense by approximately $33 million. Projected returns are based primarily on broad, publicly traded equity and fixed-income indices and forward-looking estimates of active portfolio and investment management. As of December 31, 2012, the Company's 2013 expected long-term rate of return on U.S. plan assets is based on an asset allocation assumption of 30% global equities, with an expected long-term rate of return of 7.58%; 16% private equities, with an expected long-term rate of return of 12.58%; 33% fixed-income securities, with an expected long-term rate of return of 3.72%; 16% absolute return investments independent of traditional performance benchmarks, with an expected long term return of 6.43%; and 5% commodities, with an expected long-term rate of return of 6.08%. The Company expects additional positive return from active investment management. These assumptions result in an 8.00% expected rate of return on an annualized basis in 2013. The actual rate of return on plan assets in 2012 was 13.6%. In 2011 the plan earned a rate of return of 8.7% and in 2010 earned a return of 14.4%. The average annual actual return on the plan assets over the past 10 and 25 years has been 10.5% and 10.6%, respectively. Return on assets assumptions for international pension and other post-retirement benefit plans are calculated on a plan-by-plan basis using plan asset allocations and expected long-term rate of return assumptions.

During 2012, the Company contributed $1.079 billion to its U.S. and international pension plans and $67 million to its postretirement plans. During 2011, the Company contributed $517 million to its U.S. and international pension plans and $65 million to its postretirement plans. In 2013, the Company expects to contribute an amount in the range of $400 million to $600 million of cash to its U.S. and international retirement plans. The Company does not have a required minimum cash pension contribution obligation for its U.S. plans in 2013. Therefore, the amount of the anticipated discretionary contribution could vary significantly depending on the U.S. plans' funded status and the anticipated tax deductibility of the contribution. Future contributions will also depend on market conditions, interest rates and other factors.

Future Pension and Postretirement Benefit Payments

The following table provides the estimated pension and postretirement benefit payments that are payable from the plans to participants.

	Qualified and Non-qualified
	Pension Benefits		Postretirement
(Millions)	United States	International	Benefits
2013 Benefit Payments	$760	$211	$113
2014 Benefit Payments	784	223	126
2015 Benefit Payments	808	236	138
2016 Benefit Payments	831	248	153
2017 Benefit Payments	854	256	154
Following five years	4,566	1,463	787

Plan Asset Management

3M's investment strategy for its pension and postretirement plans is to manage the funds on a going-concern basis. The primary goal of the funds is to meet the obligations as required. The secondary goal is to earn the highest rate of return possible, without jeopardizing its primary goal, and without subjecting the Company to an undue amount of contribution rate volatility. Fund returns are used to help finance present and future obligations to the extent possible within actuarially determined funding limits and tax-determined asset limits, thus reducing the level of contributions 3M must make. The investment strategy has used long duration cash and derivative instruments to offset a significant portion of the interest rate sensitivity of U.S. pension liabilities. In addition, credit risk is managed through mandates for public securities and maximum issuer limits that are established and monitored on a regular basis.

Normally, 3M does not buy or sell any of its own stock as a direct investment for its pension and other postretirement benefit funds. However, due to external investment management of the funds, the plans may indirectly buy, sell or hold 3M stock. The aggregate amount of the shares would not be considered to be material relative to the aggregate fund percentages.

The discussion that follows references the fair value measurements of certain assets in terms of levels 1, 2 and 3. See Note 12 for descriptions of these levels. While the company believes the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

U.S. Pension Plans Assets

In order to achieve the investment objectives in the U.S. pension plans, the investment policy includes a target strategic asset allocation. The investment policy allows some tolerance around the target in recognition that market fluctuations and illiquidity of some investments may cause the allocation to a specific asset class to stray from the target allocation, potentially for long periods of time. Acceptable ranges have been designed to allow for deviation from long-term targets and to allow for the opportunity for tactical over- and under-weights. The portfolio will normally be rebalanced when the quarter-end asset allocation deviates from acceptable ranges. The allocation is reviewed regularly by the named fiduciary of the plans.

The fair values of the assets held by the U.S. pension plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as												Fair Value at
(Millions)	Level 1				Level 2				Level 3				Dec. 31,
Asset Class	2012		2011		2012		2011		2012		2011		2012	2011
Equities
U.S. equities		$1,662		$1,186		$11		$14		$5		$5	$1,678	$1,205
Non-U.S. equities		1,332		1,095		―		1		―		―	1,332	1,096
Derivatives		―		―		5		(3)		―		―	5	(3)
EAFE index funds		―		―		250		476		―		―	250	476
Index funds		―		―		156		128		1		1	157	129
Long/short equity		―		―		―		―		477		436	477	436
Total Equities		$2,994		$2,281		$422		$616		$483		$442	$3,899	$3,339
Fixed Income
U.S. government securities		$844		$776		$796		$869	$	―	$	―	$1,640	$1,645
Non-U.S. government
securities		―		―		378		314		―		―	378	314
Preferred and convertible
securities		4		4		―		5		―		―	4	9
U.S. corporate bonds		196		168		1,249		1,049		―		5	1,445	1,222
Non-U.S. corporate bonds		―		―		286		244		―		―	286	244
Asset-backed securities		―		―		21		23		―		―	21	23
Collateralized mortgage
obligations		―		―		43		137		―		―	43	137
Private placements		―		―		164		125		2		69	166	194
Derivative instruments		―		2		76		200		―		―	76	202
Other		―		―		29		24		―		―	29	24
Total Fixed Income		$1,044		$950		$3,042		$2,990		$2		$74	$4,088	$4,014
Private Equity
Buyouts	$	―	$	―	$	―	$	―		$662		$618	$662	$618
Derivative instruments		―		―		―		―		(51)		―	(51)	―
Direct investments		―		―		―		―		129		―	129	―
Distressed debt		―		―		―		―		301		333	301	333
Growth equity		7		1		―		―		84		27	91	28
Mezzanine		―		―		―		―		82		90	82	90
Real estate		―		―		―		―		136		148	136	148
Secondary		―		―		―		―		166		181	166	181
Venture capital		―		―		―		―		627		665	627	665
Total Private Equity		$7		$1	$	―	$	―		$2,136		$2,062	$2,143	$2,063
Absolute Return
Hedge funds and hedge fund of
funds	$	―	$	―		$833		$1,235		$664		$88	$1,497	$1,323
Bank loan and other fixed
income funds		―		―		―		―		201		432	201	432
Total Absolute Return	$	―	$	―		$833		$1,235		$865		$520	$1,698	$1,755
Commodities	$	―	$	―		$102		$435		$107		$105	$209	$540
Cash and Cash Equivalents		$429		$295		$1,547		$600	$	―	$	―	$1,976	$895
Total		$4,474		$3,527		$5,946		$5,876		$3,593		$3,203	$14,013	$12,606
Other items to reconcile to fair
value of plan assets													$(232)	$(504)
Fair value of plan assets													$13,781	$12,102

Publicly traded equities are valued at the closing price reported in the active market in which the individual securities are traded. Index funds, including Europe, Australasia, and Far East (EAFE) funds, are valued at the net asset value (NAV) as determined by the custodian of the fund. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding. Long/short equity interests are valued using the most recent general partner statement of fair value, updated for any subsequent partnership interests' cash flows or expected changes in fair value.

Fixed income includes derivative instruments such as credit default swaps, interest rate swaps and futures contracts that are used to help manage risks. U.S. government and government agency bonds and notes are valued at the closing price reported in the active market in which the individual security is traded. Corporate bonds and notes, asset backed securities and collateralized mortgage obligations are valued at either the yields currently available on comparable securities of issuers with similar credit ratings or valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable such as credit and liquidity risks. Private placement funds are valued using the most recent general partner statement of fair value, updated for any subsequent partnership interests' cash flows or expected changes in fair value. Swaps and derivative instruments are valued by the custodian using closing market swap curves and market derived inputs.

The private equity portfolio is a diversified mix of partnership interests including buyouts, derivative instruments, direct investments, distressed debt, growth equity, mezzanine, real estate and venture capital investments. Partnership interests are valued using the most recent general partner statement of fair value, updated for any subsequent partnership interests' cash flows or expected changes in fair value.

Absolute return consists primarily of private partnership interests in hedge funds, hedge fund of funds and bank loan funds. Partnership interests are valued using the NAV as determined by the administrator or custodian of the fund. Hedge fund partnership interests, which have a redemption right and are past any lock-up redemption period, are classified as level 2. A hedge fund was restructured during 2012, extending the lock-up redemption period, and therefore was moved to level 3 during 2012.

Commodities consist of commodity-linked notes and commodity-linked derivative contracts designed to deliver investment returns similar to the Goldman Sachs Commodities Index (GSCI) or Dow Jones UBS Commodity index returns. Commodities are valued at closing prices determined by calculation agents for outstanding transactions.

Other items to reconcile to fair value of plan assets include the net of insurance receivables for WG Trading Company, interest receivables, amounts due for securities sold, amounts payable for securities purchased and interest payable.

The following table sets forth a summary of changes in the fair values of the U.S. pension plans' level 3 assets for the years ended December 31, 2012 and 2011:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Equities	Fixed Income	Private Equity	Absolute Return	Commodities	Total
(Millions)
Beginning balance at Jan. 1, 2011	$506	$144	$2,075	$623	$111	$3,459
Net transfers into / (out of) level 3	―	5	―	(59)	―	(54)
Purchases, sales, issuances, and
settlements, net	(52)	(97)	(108)	3	―	(254)
Realized gain / (loss)	3	21	(50)	5	―	(21)
Change in unrealized gains / (losses)
relating to instruments sold during
the period	(8)	(17)	133	(36)	―	72
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	(7)	18	12	(16)	(6)	1
Ending balance at Dec. 31, 2011	442	74	2,062	520	105	3,203
Net transfers into / (out of) level 3	―	(5)	―	472	―	467
Purchases, sales, issuances, and
settlements, net	(1)	(73)	(108)	(225)	―	(407)
Realized gain / (loss)	―	25	120	76	―	221
Change in unrealized gains / (losses)
relating to instruments sold during
the period	(1)	(19)	(3)	(49)	(1)	(73)
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	43	―	65	71	3	182
Ending balance at Dec. 31, 2012	$483	$2	$2,136	$865	$107	$3,593

International Pension Plans Assets

Outside the U.S., pension plan assets are typically managed by decentralized fiduciary committees. The disclosure below of asset categories is presented in aggregate for over 65 plans in 24 countries; however, there is significant variation in policy asset allocation from country to country. Local regulations, local funding rules, and local financial and tax considerations are part of the funding and investment allocation process in each country. 3M's Treasury group provides standard funding and investment guidance to all international plans with more focused guidance to the larger plans.

Each plan has its own strategic asset allocation. The asset allocations are reviewed periodically and rebalanced when necessary.

The fair values of the assets held by the international pension plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as											Fair Value at
(Millions)	Level 1				Level 2			Level 3				Dec. 31,
Asset Class	2012		2011		2012		2011	2012		2011		2012	2011
Equities
Growth equities		$628		$374		$133	$141	$	―	$	―	$761	$515
Value equities		468		401		23	98		―		―	491	499
Core equities		88		227		376	430		5		5	469	662
Total Equities		$1,184		$1,002		$532	$669		$5		$5	$1,721	$1,676
Fixed Income
Domestic government debt		$297		$188		$694	$579	$	―		$6	$991	$773
Foreign government debt		170		93		445	647		2		2	617	742
Corporate debt securities		―		113		630	404		18		19	648	536
Mortgage backed debt		―		―		31	25		―		―	31	25
Other debt obligations		―		―		268	39		16		12	284	51
Total Fixed Income		$467		$394		$2,068	$1,694		$36		$39	$2,571	$2,127
Private Equity
Private equity funds	$	―	$	―	$	―	$47		$22		$20	$22	$67
Real estate		3		3		42	38		49		47	94	88
Total Private Equity		$3		$3		$42	$85		$71		$67	$116	$155
Absolute Return
Hedge funds	$	―	$	―		$75	$172		$50	$	―	$125	$172
Insurance		―		―		―	―		433		369	433	369
Derivatives		―		―		20	58		―		―	20	58
Other		―		―		24	2		2		1	26	3
Total Absolute Return	$	―	$	―		$119	$232		$485		$370	$604	$602
Cash and Cash Equivalents		$211		$106		$21	$2	$	―	$	―	$232	$108
Total		$1,865		$1,505		$2,782	$2,682		$597		$481	$5,244	$4,668
Other items to reconcile to fair
value of plan assets												$(22)	$(25)
Fair value of plan assets												$5,222	$4,643

Equities consist primarily of mandates in public equity securities managed to the Morgan Stanley Capital All Country World Index. Publicly traded equities are valued at the closing price reported in the active market in which the individual securities are traded.

Fixed Income investments include domestic and foreign government, corporate, mortgage backed and other debt. Governments, corporate bonds and notes and mortgage backed securities are valued at the closing price reported if traded on an active market or at yields currently available on comparable securities of issuers with similar credit ratings or valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable such as credit and liquidity risks.

Private equity funds consist of both active and passive mandates. Partnership interests are valued using the most recent general partner statement of fair value, updated for any subsequent partnership interests' cash flows or expected changes in fair value. Real estate consists of property funds and REITS (Real Estate Investment Trusts). Property funds are valued using the most recent partnership statement of fair value, updated for any subsequent partnership interests' cash flows. REITS are valued at the closing price reported in the active market in which it is traded.

Absolute return consists of private partnership interests in hedge funds, insurance contracts, derivative instruments, hedge fund of funds, and bank loan funds. Insurance consists of insurance contracts, which are valued using cash surrender values which is the amount the plan would receive if the contract was cashed out at year end. Derivative instruments consist of interest rate swaps that are used to help manage risks. Hedge funds are valued at the NAV as determined by the independent administrator or custodian of the fund.

Other items to reconcile to fair value of plan assets include the net of interest receivables, amounts due for securities sold, amounts payable for securities purchased and interest payable.

The following table sets forth a summary of changes in the fair values of the international pension plans' level 3 assets for the years ended December 31, 2012 and 2011:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Equities	Fixed Income	Private Equity	Absolute Return	Total
(Millions)
Beginning balance at Jan. 1, 2011	$98	$34	$70	$344	$546
Net transfers into / (out of) level 3	(93)	―	(21)	18	(96)
Foreign currency exchange	―	(1)	(1)	(10)	(12)
Purchases, sales, issuances, and
settlements, net	―	―	17	3	20
Realized gain / (loss)	―	―	―	1	1
Change in unrealized gains / (losses)
relating to instruments sold during
the period	―	―	―	―	―
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	―	6	2	14	22
Ending balance at Dec. 31, 2011	5	39	67	370	481
Net transfers into / (out of) level 3	―	―	―	―	―
Foreign currency exchange	―	2	(4)	2	―
Purchases, sales, issuances, and
settlements, net	―	(2)	11	92	101
Realized gain / (loss)	―	―	―	―	―
Change in unrealized gains / (losses)
relating to instruments sold during
the period	―	―	―	―	―
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	―	(3)	(3)	21	15
Ending balance at Dec. 31, 2012	$5	$36	$71	$485	$597

Postretirement Benefit Plans Assets

In order to achieve the investment objectives in the U.S. postretirement plan, the investment policy includes a target strategic asset allocation. The investment policy allows some tolerance around the target in recognition that market fluctuations and illiquidity of some investments may cause the allocation to a specific asset class to stray from the target allocation, potentially for long periods of time. Acceptable ranges have been designed to allow for deviation from long-term targets and to allow for the opportunity for tactical over- and under-weights. The portfolio will normally be rebalanced when the quarter-end asset allocation deviates from acceptable ranges. The allocation is reviewed regularly by the named fiduciary of the plan.

The fair values of the assets held by the postretirement benefit plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as												Fair Value at
(Millions)	Level 1				Level 2				Level 3				Dec. 31,
Asset Class	2012		2011		2012		2011		2012		2011		2012	2011
Equities
U.S. equities		$466		$396	$	―	$	―	$	―	$	―	$466	$396
Non-U.S. equities		54		44		―		―		―		―	54	44
EAFE index funds		―		―		8		15		―		―	8	15
Index funds		―		―		42		43		―		―	42	43
Long/short equity		―		―		―		―		16		14	16	14
Total Equities		$520		$440		$50		$58		$16		$14	$586	$512
Fixed Income
U.S. government securities		$63		$55		$217		$197	$	―	$	―	$280	$252
Non-U.S. government
securities		―		―		16		12		―		―	16	12
U.S. corporate bonds		6		6		68		62		―		―	74	68
Non-U.S. corporate bonds		―		―		16		14		―		―	16	14
Asset-backed securities		―		―		6		5		―		―	6	5
Collateralized mortgage
obligations		―		―		4		7		―		―	4	7
Private placements		―		―		11		9		―		2	11	11
Derivative instruments		―		―		2		7		―		―	2	7
Other		―		―		1		1		―		―	1	1
Total Fixed Income		$69		$61		$341		$314	$	―		$2	$410	$377
Private Equity
Buyouts	$	―	$	―	$	―	$	―		$51		$56	$51	$56
Derivative instruments		―		―		―		―		(2)		―	(2)	―
Direct investments		―		―		―		―		4		―	4	―
Distressed debt		―		―		―		―		11		17	11	17
Growth equity		―		―		―		―		3		1	3	1
Mezzanine		―		―		―		―		3		3	3	3
Real estate		―		―		―		―		4		4	4	4
Secondary		―		―		―		―		5		6	5	6
Venture capital		―		―		―		―		91		100	91	100
Total Private Equity	$	―	$	―	$	―	$	―		$170		$187	$170	$187
Absolute Return
Hedge funds and hedge fund of
funds	$	―	$	―		$27		$40		$21		$3	$48	$43
Bank loan and other fixed
income funds		―		―		―		―		7		14	7	14
Total Absolute Return	$	―	$	―		$27		$40		$28		$17	$55	$57
Commodities	$	―	$	―		$3		$14		$4		$4	$7	$18
Cash and Cash Equivalents		$51		$10		$50		$51	$	―	$	―	$101	$61
Total		$640		$511		$471		$477		$218		$224	$1,329	$1,212
Other items to reconcile to fair
value of plan assets													$(8)	$(3)
Fair value of plan assets													$1,321	$1,209

Publicly traded equities are valued at the closing price reported in the active market in which the individual securities are traded. Index funds are valued at the NAV as determined by the custodian of the fund. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding. Long/short equity interests are valued using the most recent general partner statement of fair value, updated for any subsequent partnership interests' cash flows or expected changes in fair value.

Fixed income includes derivative investments such as credit default swaps, interest rate swaps and futures contracts that are used to help manage risks. U.S. government and government agency bonds and notes are valued at the closing price reported in the active market in which the individual security is traded. Corporate bonds and notes, asset backed securities and collateralized mortgage obligations are valued at either the yields currently available on comparable securities of issuers with similar credit ratings or valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable such as credit and liquidity risks. Swaps and derivative instruments are valued by the custodian using market swap curves and market derived inputs.

The private equity portfolio is a diversified mix of partnership interests including buyouts, derivative instruments, direct investments, distressed debt, growth equity, mezzanine, real estate and venture capital investments. Partnership interests are valued using the most recent general partner statement of fair value, updated for any subsequent partnership interests' cash flows or expected changes in fair value.

Absolute return primarily consists of private partnership interests in hedge funds, hedge fund of funds and bank loan funds. Partnership interests are valued using the NAV as determined by the independent administrator or custodian of the fund.

Commodities consist of commodity-linked notes and commodity-linked derivative contracts designed to deliver investment returns similar to the GSCI or Dow Jones UBS Commodity index returns. Commodities are valued at closing prices determined by calculation agents for outstanding transactions.

Other items to reconcile to fair value of plan assets include the net of interest receivables, amounts due for securities sold, foreign currency fluctuations, amounts payable for securities purchased and interest payable.

The following table sets forth a summary of changes in the fair values of the postretirement plans' level 3 assets for the years ended December 31, 2012 and 2011:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Equities	Fixed Income		Private Equity	Absolute Return	Commodities	Total
(Millions)
Beginning balance at Jan. 1, 2011	$16		$4	$226	$20	$3	$269
Net transfers into / (out of) level 3	―		―	―	(2)	―	(2)
Purchases, sales, issuances, and
settlements, net	(1)		(3)	(43)	1	―	(46)
Realized gain / (loss)	―		1	(31)	―	―	(30)
Change in unrealized gains / (losses)
relating to instruments sold during
the period	(1)		(1)	20	(1)	―	17
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	―		1	15	(1)	1	16
Ending balance at Dec. 31, 2011	14		2	187	17	4	224
Net transfers into / (out of) level 3	―		―	―	15	―	15
Purchases, sales, issuances, and
settlements, net	―		(2)	(27)	(7)	―	(36)
Realized gain / (loss)	―		1	11	2	―	14
Change in unrealized gains / (losses)
relating to instruments sold during
the period	―		(1)	(4)	(1)	―	(6)
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	2		―	3	2	―	7
Ending balance at Dec. 31, 2012	$16	$	―	$170	$28	$4	$218